Unit Based Payments (Summary Of Deferred Common Unit Activity) (Detail) (Deferred Common Unit, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Common Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Deferred Common Units, Beginning	126,582	99,388	63,569
Number of Deferred Common Units, Granted and vested	113,400	27,194	35,819
Number Of Deferred Common Units, Converted to common units	(2,839)
Number of Deferred Common Units, Ending	237,143	126,582	99,388
Weighted Average Grant-Date Fair Value, Beginning	$ 21.62	$ 20.97	$ 23.98
Weighted Average Grant-Date Fair Value, Granted and vested	$ 26.99	$ 24.00	$ 15.62
Weighted Average Grant-Date Fair Value, Converted to common units	$ 18.16
Weighted Average Grant-Date Fair Value, Ending	$ 24.23	$ 21.62	$ 20.97